Document and Entity Information	9 Months Ended
	Mar. 31, 2012	Apr. 27, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		147,387,288
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar 31, 2012

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 16,142,608	$ 14,689,241
Amounts receivable	1,615,485	1,625,724
Note receivable (Note 6 and 12)	8,661,250	0
Prepaid and deposits	341,573	34,252
Prepaid insurance, current portion (Note 11)	245,215	245,215
Marketable securities (Note 3)	0	319,219
Total Current Assets	27,006,131	16,913,651
Non-Current Assets
Mineral properties (Note 8)	50,479,859	49,515,859
Fixed assets (Note 9)	464,973	487,740
Prepaid insurance, non current portion (Note 11)	429,124	613,035
Reclamation bond (Note 11)	2,811,248	2,765,742
Total Non-Current Assets	54,185,204	53,382,376
Total Assets	81,191,335	70,296,027
Current Liabilities
Accounts payable	2,276,409	769,172
Warrant liability (Note 4)	9,854,853	16,914,660
Total Current Liabilities	12,131,262	17,683,832
Non-Current Liabilities
Reclamation and environmental obligation (Note 11)	1,217,443	1,143,892
Total Liabilities	13,348,705	18,827,724
Shareholders' Equity
Capital stock (Note 6)	147,363	136,249
Additional paid in capital	151,532,498	129,664,660
Contributed surplus	12,481,382	11,287,242
Deficit accumulated during the exploration stage	(96,247,000)	(89,637,633)
Accumulated other comprehensive income	(71,613)	17,785
Total Shareholders' Equity	67,842,630	51,468,303
Total Liabilities and Shareholders' Equity	$ 81,191,335	$ 70,296,027

Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	3 Months Ended		9 Months Ended		94 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Revenue
Interest income	$ 6,297	$ 39,474	$ 23,237	$ 85,826	$ 1,160,069
Other income	0	2,603	73,130	180,833	253,963
Total Revenue	6,297	42,077	96,367	266,659	1,414,032
Expenses:
Incorporation costs	0	0	0	0	1,773
Exploration	3,046,194	2,531,665	9,850,449	6,244,524	41,632,485
Professional fees	265,380	283,796	874,308	919,805	8,380,231
Directors compensation	948,312	551,895	1,172,080	744,677	2,126,459
Travel & lodging	53,997	46,214	162,850	164,369	1,425,096
Corporate communications	146,822	137,346	314,266	218,770	3,691,673
Consulting fees	116,975	119,690	373,605	365,315	14,643,215
Office & administration	121,706	59,376	332,103	282,207	3,021,726
Interest & Service Charges	3,062	3,467	7,498	9,483	116,984
Loss on disposal of assets	0	0	0	0	44,669
Insurance	81,409	95,334	237,387	233,922	830,716
Depreciation	19,547	16,738	58,985	54,915	428,562
Accretion	38,426	35,210	115,278	84,674	235,162
Miscellaneous	0	0	0	0	203,097
Financing & listing fees	0	0	0	0	(22,024)
Acquisition expenses	0	45	0	1,081,075	1,505,334
Income and other taxes	0	13,015	0	13,015	64,747
Write down of mineral property	100,000	0	100,000	0	1,856,049
Total Expense	4,941,830	3,893,791	13,598,809	10,416,751	80,185,954
Net Loss before other items	4,935,533	3,851,714	13,502,442	10,150,092	78,771,922
Other items
Change in fair value of equity conversion right	0	(164,488)	0	15,467	990,236
Change in fair value of warrant liability	228,312	(1,085,671)	(7,059,807)	21,233,585	16,318,110
Loss on sale of Marketable Securities	162,603	900	166,732	900	166,732
Net Loss (Gain)	5,326,448	2,602,455	6,609,367	31,400,044	96,247,000
Other comprehensive loss
Foreign currency translation adjustment	59,217	(220,765)	120,343	(492,544)	71,613
Total Comprehensive Loss (Gain) for the Period	$ 5,385,665	$ 2,381,690	$ 6,729,710	$ 30,907,500	$ 96,318,613
Loss (Gain) per Common share
Basic (in dollars per share)	$ 0.04	$ 0.02	$ 0.05	$ 0.24
Diluted (in dollars per share)	$ 0.04	$ 0.02	$ 0.05	$ 0.24
Weighted Average Number of Common Shares Used in Per Share Calculations
Basic (in shares)	136,962,960	135,096,531	136,799,824	128,841,845
Diluted (in shares)	136,970,327	135,096,531	136,809,006	128,841,845

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		9 Months Ended		94 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Consolidated Statements of Cash Flows (Unaudited) [Abstract]
Net Gain (Loss)	$ (5,326,448)	$ (2,602,455)	$ (6,609,367)	$ (31,400,044)	$ (96,247,000)
Adjustment for:
Depreciation	19,547	16,738	58,985	54,915	428,562
Loss on disposal of assets	0	0	0	0	44,669
Stock based compensation			1,511,822	1,154,415	19,170,222
Accrued interest			0	0	(58,875)
Write-down of mineral properties			100,000	0	1,856,049
Accretion expense	38,426	35,210	115,278	84,674	235,162
Change in reclamation			(4,555)	(19,532)	59,037
Insurance expense			183,911	96,648	366,146
Other non cash transactions			205,474	900	204,575
Change in fair value of equity conversion right	0	(164,488)	0	15,467	990,236
Change in fair value of warrant liability	228,312	(1,085,671)	(7,059,807)	21,233,585	16,318,110
(Increase) Decrease in accounts receivable			10,239	(369,678)	(1,532,059)
(Increase) Decrease in prepaid expenses			(307,321)	(85,322)	(341,573)
Increase (Decrease) in accounts payable			1,507,237	(10,947)	392,626
Cash used in operating activities			(10,288,104)	(9,244,919)	(58,114,113)
Sale (purchase) of marketable securities			144,690	0	144,690
Increase of reclamation bond			(82,678)	0	(82,678)
Purchase of GIC receivable			0	0	58,875
Notes receivable issued			0	243,495	21,365
Purchase of equity conversion right			0	0	(1,337,700)
Purchase of mineral properties			(100,000)	(150,000)	(7,209,870)
Cash acquired on acquisition of X-Cal			0	0	843,101
Purchase of equipment			(36,218)	(28,712)	(938,080)
Cash provided by (used in) investing activities			(74,206)	64,783	(8,500,297)
Demand notes payable issued			0	0	105,580
Issuance of capital Stock			11,936,020	3,572,052	82,767,999
Cash provided by financing activities			11,936,020	3,572,052	82,873,579
Effect of exchange rate changes on cash			(120,343)	492,544	(116,561)
Change in cash during period			1,453,367	(5,115,540)	16,142,608
Cash at beginning of period			14,689,241	21,380,505	0
Cash at end of period	16,142,608	16,264,965	16,142,608	16,264,965	16,142,608
Supplemental Cash Flow Disclosure
Interest Received	23,237	85,826	23,237	85,826	23,237
Cash	13,584,103	4,454,979	13,584,103	4,454,979	13,584,103
Short-term investments	$ 2,558,505	$ 11,809,986	$ 2,558,505	$ 11,809,986	$ 2,558,505

Consolidated Statements of Shareholders' Equity (Unaudited) (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at May. 31, 2004
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	$ 104,826	$ 20,277,171	$ 0	$ 0	$ 0	$ 20,381,997
Capital issued for financing (in shares)	104,825,287
Capital issued for services	4,157	9,477,295	0	0	0	9,481,452
Capital issued for services (in shares)	4,157,500
Capital issued for mineral properties	1,179	2,682,617	0	0	0	2,683,796
Capital issued for mineral properties (in shares)	1,178,519
Capital issued on settlement of notes payable	39	105,541	0	0	0	105,580
Capital issued on settlement of notes payable (in shares)	39,691
Returned to treasury	(61,660)	61,660	0	0	0	0
Returned to treasury (in shares)	(61,660,000)
Fair Value of warrants	0	0	0	8,460,682	0	8,460,682
Stock based compensation	0	0	0	5,080,263	0	5,080,263
Foreign currency translation	0	0	0	0	(19,977)	(19,977)
Net Income (loss)	0	0	(35,956,085)	0	0	(35,956,085)
Balance at Jun. 30, 2008	48,541	32,604,284	(35,956,085)	13,540,945	(19,977)	10,217,708
Balance (in shares) at Jun. 30, 2008	48,540,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	16,707	5,828,684	0	0	0	5,845,391
Capital issued for financing (in shares)	16,707,791
Capital issued for services	1,185	683,437	0	0	0	684,622
Capital issued for services (in shares)	1,184,804
Capital issued from stock options and warrants exercised	385	249,623	0	(237,008)	0	13,000
Capital issued from stock options and warrants exercised (in shares)	384,627
Capital issued for mineral properties	16,200	13,140,250	0	0	0	13,156,450
Capital issued for mineral properties (in shares)	16,200,000
Stock based compensation	0	0	0	3,612,864	0	3,612,864
Transition Adjustment (Note 2)	0	0	0	1,052,709	0	1,052,709
Foreign currency translation	0	0	0	0	(267,215)	(267,215)
Net Income (loss)	0	0	(7,241,179)	0	0	(7,241,179)
Balance at Jun. 30, 2009	83,018	52,506,278	(43,197,264)	17,969,510	(287,192)	27,074,350
Balance (in shares) at Jun. 30, 2009	83,018,219
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	18,400	21,371,043	0	0	0	21,389,443
Capital issued for financing (in shares)	18,400,000
Capital issued from stock options and warrants exercised	8,351	16,361,552	0	(3,841,264)	0	12,528,639
Capital issued from stock options and warrants exercised (in shares)	8,351,360
Capital issued for mineral properties	300	374,700	0	0	0	375,000
Capital issued for mineral properties (in shares)	300,000
Stock based compensation	0	0	0	309,840	0	309,840
Transition Adjustment (Note 2)	0	0	(12,637,875)	(3,612,864)	0	(16,250,739)
Foreign currency translation	0	0	0	0	(156,483)	(156,483)
Net Income (loss)	0	0	(5,351,958)	0	0	(5,351,958)
Balance at Jun. 30, 2010	110,069	90,613,573	(61,187,098)	10,825,222	(443,675)	39,918,091
Balance (in shares) at Jun. 30, 2010	110,069,579
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	19	23,970	0	0	0	23,989
Capital issued for financing (in shares)	19,395
Capital issued from stock options and warrants exercised	4,154	10,219,361	0	(1,053,645)	0	9,169,870
Capital issued from stock options and warrants exercised (in shares)	4,153,085
Capital issued for acquisition	22,007	28,807,756	0	314,790	0	29,144,553
Capital issued for acquisition (in shares)	22,007,453
Stock based compensation	0	0	0	1,200,875	0	1,200,875
Foreign currency translation	0	0	0	0	492,405	492,405
Unrealized loss on available for sale securities	0	0	0	0	(30,945)	(30,945)
Net Income (loss)	0	0	(28,450,535)	0	0	(28,450,535)
Balance at Jun. 30, 2011	136,249	129,664,660	(89,637,633)	11,287,242	17,785	51,468,303
Balance (in shares) at Jun. 30, 2011	136,249,512
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued from stock options and warrants exercised	138	215,260	0	(83,897)	0	131,501
Capital issued from stock options and warrants exercised (in shares)	137,500
Capital issued for acquisition	400	963,600	0	0	0	964,000
Capital issued for acquisition (in shares)	400,000
Stock based compensation	0	0	0	45,690	0	45,690
Foreign currency translation	0	0	0	0	(61,126)	(61,126)
Unrealized loss on available for sale securities	0	0	0	0	(96,372)	(96,372)
Net Income (loss)	0	0	869,894	0	0	869,894
Balance at Sep. 30, 2011	136,787	130,843,520	(88,767,739)	11,249,035	(139,713)	53,321,890
Balance (in shares) at Sep. 30, 2011	136,787,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued from stock options and warrants exercised	100	265,569	0	(200,669)	0	65,000
Capital issued from stock options and warrants exercised (in shares)	100,000
Stock based compensation	0	0	0	341,065	0	341,065
Unrealized loss on available for sale securities	0	0	0	0	(42,679)	(42,679)
Net Income (loss)	0	0	(2,152,813)	0	0	(2,152,813)
Balance at Dec. 31, 2011	136,887	131,109,089	(90,920,552)	11,389,431	(182,392)	51,532,463
Balance (in shares) at Dec. 31, 2011	136,887,012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital issued for financing	10,418	20,338,300	0	0	0	20,348,718
Capital issued for financing (in shares)	10,417,776
Capital issued from stock options and warrants exercised	58	85,109	0	(33,117)	0	52,050
Capital issued from stock options and warrants exercised (in shares)	57,500
Stock based compensation	0	0	0	1,125,068	0	1,125,068
Foreign currency translation					(59,217)	(59,217)
Unrealized loss on available for sale securities	0	0	0	0	169,996	169,996
Net Income (loss)	0	0	(5,326,448)	0	0	(5,326,448)
Balance at Mar. 31, 2012	$ 147,363	$ 151,532,498	$ (96,247,000)	$ 12,481,382	$ (71,613)	$ 67,842,630
Balance (in shares) at Mar. 31, 2012	147,362,288

Summary of Significant Accounting Policies	9 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies:

Paramount Gold and Silver Corp. (the "Company"), incorporated under the General Corporation Law of the State of Delaware, and its wholly-owned subsidiaries are engaged in the acquisition, exploration and development of  precious metal properties. The Company's wholly owned subsidiaries include Paramount Gold de Mexico S.A. de C.V., Magnetic Resources Ltd, Minera Gama SA de CV, and X-Cal Resources Ltd.   The Company is an exploration stage company in the process of exploring its mineral properties in both the United States and Mexico, and has not yet determined whether these properties contain reserves that are economically recoverable.

Basis of Presentation and Preparation

The accompanying unaudited Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X.  Accordingly, they do not include all of the disclosures required by generally accepted accounting principles generally accepted in the United States for complete financial statements.  In the opinion of management, all of the normal and recurring adjustments necessary to fairly present the interim financial information set forth herein have been included.  The results of operations for interim periods are not necessarily indicative of the operating results of a full year or of future years.

These interim financial statements have been prepared in accordance with generally accepted accounting principles in the United States and, with the exception of new accounting pronouncements described in Note 2, follow the same accounting policies and methods of their application as the most recent annual financial statements.  The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany accounts and transactions are eliminated in consolidation.  These interim financial statements should be read in conjunction with the financial statements and related footnotes included in the Annual Report on Form 10-K of Paramount Gold and Silver Corp. for the year ended June 30, 2011.

Mineral Properties

Mineral property acquisition costs are capitalized when incurred and will be amortized using the units -of - production method over the estimated life of the reserve following the commencement of production.  If a mineral property is subsequently abandoned or impaired, any capitalized costs will be expensed in the period of abandonment or impairment.

Acquisition costs include cash consideration and the fair market value of shares issued on the acquisition of mineral properties.

Exploration Costs

Exploration costs, which include maintenance, development and exploration of mineral claims, are expensed as incurred.  When it is determined that a mineral deposit can be economically developed as a result of establishing proven and probable reserves, the costs incurred after such determination will be capitalized and amortized over their useful lives.  To date, the Company has not established the commercial feasibility of its exploration prospects; therefore, all exploration costs are being expensed.

Derivatives

The Company accounts for its derivative instruments not indexed to our stock as either assets or liabilities and carries them at fair value.  Derivatives that are not defined as hedges must be adjusted to fair value through earnings.

Warrants and options issued in prior periods with exercise prices denominated in Canadian dollars are no longer considered indexed to our stock, as their exercise price is not in the Company's functional currency of the US dollar, and therefore no longer qualify for the scope exception and must be accounted for as a derivative.  These warrants and options are reclassified as liabilities under the caption "Warrant liability" and recorded at estimated fair value at each reporting date, computed using the Black-Scholes valuation method.  Changes in the liability from period to period are recorded in the Statements of Operations under the caption "Change in fair value of warrant liability."

The Company elected to record the change in fair value of the warrant liability as a component of other income and expense on the statement of operations as we believe the amounts recorded relate to financing activities and not as a result of our operations.

Foreign Currency Translation

The parent company's functional currency is the United States dollar. Foreign currency transactions are translated to United States dollars in accordance with FASB ASC 830 "Foreign Currency Translation" ("ASC 830"). Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the consolidated balance sheet date. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. Foreign currency transactions are primarily undertaken in Mexican pesos and Canadian Dollars. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

The functional currencies of the Company's wholly-owned subsidiaries are the U.S. Dollar and the Canadian Dollar.  The financial statements of the subsidiaries are translated to United States dollars in accordance with ASC 830 using period-end rates of exchange for assets and liabilities, and average rates of exchange for the period for revenues and expenses. Translation gains (losses) are recorded in accumulated other comprehensive income (loss) as a component of stockholders' equity. Foreign currency transaction gains and losses are included in the statement of operations.

Recent Accounting Pronouncements Adopted	9 Months Ended
Mar. 31, 2012
Recent Accounting Pronouncements Adopted [Abstract]
Recent Accounting Pronouncements Adopted
2.	Recent Accounting Pronouncements Adopted:

i) ASU 2011-6

In January 2010, the FASB issued guidance regarding fair value: 1) adding new requirements for disclosures about transfers into and out of Levels 1 and 2 measurements and separate disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements, and 2) clarifying existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. The guidance also required that disclosures about postretirement benefit plan assets be provided by classes of assets instead of by major categories of assets. The guidance is effective for the first reporting period beginning after December 15, 2009, except for the requirement to provide Level 3 activity, which was effective for fiscal years beginning after December 15, 2010. The Company has adopted this guidance, which did not have any effect on its results of operations, financial position and cash flows.

Marketable Securities and Investments	9 Months Ended
Mar. 31, 2012
Marketable Securities and Investments [Abstract]
Marketable Securities and Investments
3.	Marketable Securities and Investments:

As of December 31, 2011, the Company had investments in available-for-sale securities with a cost basis of $332,168.  The investments include certain equity securities of entities involved in the exploration of precious metals.  During the three month period ended March 31, 2012, the Company sold its investment in available-for-sale securities for proceeds of $130,822.

Also during the three month period ended March 31, 2012, the Company sold 250,000 shares of common stock of Mexoro Minerals Ltd for proceeds of $38,743.

For the three month period ended March 31, 2012, the Company recorded a loss on sale of marketable securities of $162,603.

Fair Value Measurements	9 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
4.	Fair Value Measurements:

The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurementdate for identical, unrestricted assets or liabilities.

Level 2
Inputs other than quoted prices included within Level 1 that are observable for theasset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3	Inputs that are both significant to the fair value measurement and unobservable.

The following table sets forth the Company's financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

			Fair Value at March 31, 2012						June 30, 2011
Assets	Total		Level 1		Level 2		Level 3		Total
	$		$		$		$		$
Cash equivalents		16,142,608		16,142,608		-		-	14,689,241
Marketable Securities		-		-		-		-	319,219

Liabilities
Warrant liability		9,854,853		-		-		9,854,853	16,914,660

The Company's cash equivalents and GIC are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices. The cash equivalents that are valued based on quoted market prices in active markets are primarily comprised of commercial paper, short-term certificates of deposit and U.S. Treasury securities. The amounts receivable represent amounts due from a national government regarding refund of taxes.

The estimated fair value of warrants and options accounted for as liabilities was determined on the date of closing and marked to market at each financial reporting period.  The change in fair value of the warrants is recorded in the statement of operations as a gain (loss) and is estimated using the Black-Scholes option-pricing model with the following inputs:

March 31, 2012
Risk free interest rate	0.23%
Expected life of warrants and options	Less than 1 year
Expected stock price volatility	70.1%
Expected dividend yield	0%

The changes in fair value of the warrants during the three month period ended March 31, 2012 was as follows:

Balance at December 31, 2011	$9,626,541
Issuance of warrants and options	-
Change in fair value recorded in earnings	228,312
Transferred to equity upon exercise	-
Balance at March 31, 2012	$9,854,853

Non-Cash Transactions	9 Months Ended
Mar. 31, 2012
Non-Cash Transactions [Abstract]
Non-Cash Transactions
5.	Non-Cash Transactions:

During the nine month period ended March 31, 2012 and 2011, the Company entered into certain non-cash activities as follows:

	2012	2011
Operating and Financing Activities
From issuance of shares for acquisitions	$-	$28,829,763
From issuance of shares for cashless exercise of options	$-	$2,341,322
From issuance of shares for mineral property	$964,000	$-

Capital Stock	9 Months Ended
Mar. 31, 2012
Capital Stock [Abstract]
Capital Stock
6.	Capital Stock:

a)  Share issuances:

Authorized capital stock consists of 200,000,000 common shares with par value of $0.001 each.

During the nine month period ended March 31, 2012, the Company issued a total of 11,112,776 (2011 - 26,113,035) common shares which are summarized as follows:

	2012	2011
Financing	10,417,776	-
Acquisition of mineral properties	400,000	-
For exercise of warrants and options	295,000	4,105,582
For acquisition of companies	-	22,007,453
	11,112,776	26,113,035

During the three month period ended March 31, 2012, the Company closed a private placement offering pursuant to which the Company sold 10,417,776 shares of its common stock for gross proceeds of $21,356,441, at an offering price of $2.05 per share.  At March 31, 2012, the Company recorded a receivable of $8,661,250 for 4,225,000 shares it issued pursuant to the financing in which it received funds in April 2012 (Note 12).  The shares were held in escrow until the funds were received.

During the nine month period ended March 31, 2012, the Company entered into an agreement to purchase mining claims in northwestern Nevada in exchange for 400,000 shares of its common stock.  The seller of the mineral claims retains a net smelter royalty of 1.5% on the portion of claims not subject to other royalties and a net smelter royalty of 0.5% on the portion already subject to a 2.0% royalty held by a third party.

b) Warrants:

The following share purchase warrants were outstanding at March 31, 2012:

	Exercise price in CAD	Exercise price in USD at March 31, 2012	Number of warrants	Remaining contractual life (years)
Warrants *	$1.05	$1.05	7,700,000	0.96
* Strike price of warrant contract in Canadian dollars. At March 31, 2012 $1.00 USD = $1.000 CAD.

	March 31, 2012	March 31, 2011
Risk free interest rate	.23%	.29%
Expected life of warrants	Less than 1 year	1 year
Expected stock price volatility	70.1%	70.9%
Expected dividend yield	0%	0%

c) Stock options:

On August 23, 2007, the board and stockholders approved the 2007/2008 Stock Incentive & Compensation Plan thereby reserving an additional 4,000,000 common shares for issuance to employees, directors and consultants.

On February 24, 2009, the stockholders approved the 2008/2009 Stock Incentive & Equity Compensation Plan thereby reserving an additional 3,000,000 common shares for future issuance.  The stockholders also approved the re-pricing of the exercise price of all outstanding stock options to $0.65 per share.

On December 2, 2011, the stockholders approved the 2011/2012 Stock Incentive & Equity Compensation Plan thereby reserving an additional 4,000,000 common shares for future issuance to employees, directors and consultants.

Stock Based Compensation

The Company uses the Black-Scholes option valuation model to value stock options granted. The Black-Scholes model was developed for use in estimating the fair value of traded options that have no vesting restrictions and are fully transferable. The model requires management to make estimates which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. For purposes of the calculation, the following assumptions were used:

	March 31, 2012	March 31, 2011
Risk free interest rate	0.10%-0.39%	0.43%
Expected dividend yield	0%	0%
Expected stock price volatility	72% to 84%	62%-87%
Expected life of options	1 to 4 years	1 to 2 years

Changes in the Company's stock options for the nine month period ended March 31, 2012 are summarized below:

Options	Number	Weighted Avg. Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at June 30, 2011	2,161,120	1.74	2.08	3,280,911

Issued	1,492,500	2.52
Cancelled / Expired	(275,500)	2.66
Exercised	(295,000)	1.40

Outstanding at March 31, 2012	3,083,120	2.27	2.63	1,060,121
Exercisable at March 31, 2012	2,328,121	1.96	2.11	1,060,121

At March 31, 2012, there were 3,083,120 options outstanding. Options outstanding above that have not been vested at period end are 754,999 which have a maximum service term of 1- 5 years. The vesting of these options is dependent on market conditions or service requirements, which have yet to be met.

For the three and nine month period ended March 31, 2012 the Company recognized stock based compensation expense in the amount of $1,125,068 and $1,511,822 respectively (2011 - $848,104 and  $1,154,415) .

Related Party Transactions	9 Months Ended
Mar. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the nine month period ended March  31, 2012, directors received cash payments in the amount of $147,500 (2011 -$162,500) for their services as directors or members of committees of the Company's Board.   During the three month period ended March 31, 2012, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $903,312 (2011- $582,177)

During the three month period ended March 31, 2012 the Company made payments of $24,041 (2011 - $23,228) pursuant to a premises lease agreement to a corporation in which an officer is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.

Mineral Properties	9 Months Ended
Mar. 31, 2012
Mineral Properties [Abstract]
Mineral Properties
8.	Mineral Properties:

The Company has capitalized acquisition costs on mineral properties as follows:

	March 31, 2012	June 30, 2011
Iris Royalty	50,000	50,000
Morelos	−	100,000
San Miguel Project	21,992,263	21,992,263
Sleeper	25,891,490	24,827,490
Mill Creek	2,096,616	2,096,616
Spring Valley	385,429	385,429
Reese River	64,061	64,061
	$50,479,859	$49,515,859

During the three month period ended March 31, 2012, the Company decided it would not make the required bi-annual mineral concession payments to the Mexican Government for its interest in the Morelos property.  As a result, the value the Company has recorded for its interest in the Morelos property has been written off  a loss of $100,000 has been recorded the statement of operations.

During the nine month period ended March 31, 2012, the Company purchased mineral claims that are related to the Sleeper Gold Project for shares in the Company's common stock.  The fair value of the shares issued were $964,000.

During the nine month period ended March 31, 2012, the Company made a payment for $100,000 towards a previously purchased mineral claim that is part of the Sleeper Gold Project.

Fixed Assets	9 Months Ended
Mar. 31, 2012
Fixed Assets [Abstract]
Fixed Assets
9.	Fixed Assets:
			Net Book Value
	Cost	Accumulated Amortization	March 31, 2012	June 30,2011

Property and Equipment	$844,151	$379,178	$464,973	$487,740

During the nine month period ended March 31, 2012, total additions to property, plant and equipment were $36,218 (2011- $45,712) and total disposals of property, plant and equipment were $nil (2011- $16,800). During the nine month period ended March 31, 2012 the Company recorded depreciation of $58,985 (2011-$53,147).

Segmented Information	9 Months Ended
Mar. 31, 2012
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss by geographical segment for the nine month period ended March 31, 2012:

	United States	Mexico	Total
Interest income	$17,046	$6,191	$23,237
Other income	73,130	-	73,130
Total income	$90,176	$6,191	$96,367

Expenses:
Exploration	3,344,404	6,506,045	9,850,449
Professional fees	874,308	-	874,308
Directors compensation	1,172,080	-	1,172,080
Travel and lodging	162,850	-	162,850
Corporate communications	314,266	-	314,266
Consulting fees	373,605	-	373,605
Office and administration	289,139	42,964	332,103
Interest and service charges	5,097	2,401	7,498
Insurance	237,387	-	237,387
Amortization	30,984	28,001	58,985
Accretion	115,278	-	115,278
Write-down of mineral properties	100,000	-	100,000
Total Expenses	7,019,398	6,579,411	13,598,809
Net loss before other items	$6,929,222	$6,573,220	$13,502,442

Other items
Change in fair value of warrant liability	(7,059,807)	-	(7,059,807)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$36,147	$6,573,220	$6,609,367

Other comprehensive loss
Foreign currency translation adjustment	120,343	-	120,343
Total Comprehensive Loss for the Period	$156,490	$6,573,220	$6,729,710

Loss by geographical segment for the nine month period ended March 31, 2011:

	United States	Mexico / Latin America	Total
Interest income	$65,652	$20,174	$85,826
Other income	$178,230	$2,603	$180,833
Total income	$243,882	$22,777	$266,659

Expenses:
Exploration	2,683,214	3,561,310	6,244,524
Professional fees	919,805	-	919,805
Directors compensation	744,677	-	744,677
Travel and lodging	164,369	-	164,369
Corporate communications	218,770	-	218,770
Consulting fees	365,315	-	365,315
Office and administration	246,407	35,800	282,207
Interest and service charges	7,190	2,293	9,483
Insurance	233,922	-	233,922
Amortization	13,414	41,501	54,915
Accretion	84,674	-	84,674
Acquisition expenses	1,081,075	-	1,081,075
Income and other taxes	13,015	-	13,015
Total Expenses	6,775,847	3,640,904	10,416,751
Net loss before other items	$6,531,965	$3,618,127	$10,150,092

Other item
Change in fair value of equity conversion right	15,467	-	15,467
Change in fair value of warrant liability	21,233,585	-	21,233,585
Other income & expenses	900	-	900
Net Loss	$27,781,917	$3,618,127	$31,400,044

Other comprehensive loss
Foreign currency translation adjustment	(492,544)	-	(492,544)
Total Comprehensive Loss for the Period	$27,289,373	$3,618,127	$30,907,500

Assets by geographical segment:

	United States	Mexico	Total
March 31, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Equipment	106,973	358,000	464,973

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Equipment	$131,683	$356,057	$487,740

Reclamation and Environmental	9 Months Ended
Mar. 31, 2012
Reclamation and Environmental [Abstract]
Reclamation and Environmental
11.	Reclamation and Environmental:

The Company holds an insurance policy related to its Sleeper Gold Project that covers reclamation costs in the event the Company defaults on payments of its reclamation costs up to an aggregate of $25 million.  The insurance premium is being amortized over ten years and the current and non-current prepaid insurance balance at March 31, 2012 is $674,339.

As a part of the policy, the Company has funds in a commutation account which is used to reimburse reclamation costs and indemnity claims.  During the nine month period ended March 31, 2012, the Company and the Bureau of Land Management of Nevada reviewed the previous reclamation cost estimates for the exploration activities of the Company and determined an increase in those estimates was required.  As a result, the Company provided additional bonding to the Bureau of Land Management and increased the balance of the commutation account by $82,678.   The balance of the commutation account at March 31, 2012 is $2,811,248.

Reclamation and environmental costs are based principally on legal requirements.  Management estimates costs associated with reclamation of mineral properties.  On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.   A liability has been established equal to the present value of the obligation, and the carrying amount of the mineral properties has been increased by the same amount.

Changes to the Company's asset retirement obligations are as follows:

Balance at December 31, 2011	$1,198,205
Accretion expense	38,426
Payments	(19,188)
Balance, at March 31, 2012	$1,217,443

Subsequent Events	9 Months Ended
Mar. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

The Company received $8,661,250 for shares it issued pursuant to the private placement offering it closed on March 30, 2012.  As a result, the Company released 4,225,000 shares it held in escrow at March 31, 2012.